CONSOLIDATED STATEMENT OF EQUITY (Parenthetical) - USD ($) $ in Millions		12 Months Ended
	Nov. 20, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Statement of Stockholders' Equity [Abstract]
Payment, Tax Withholding, Share-based Payment Arrangement		$ 30	$ 54	$ 67
Cash Dividends Declared (per common share)	$ 0.248	$ 0.944	$ 0.900	$ 0.840